Goodwill and Intangibles, Long-lived Intangible Assets (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Long-lived Intangible Assets [Abstract]
Gross Carrying Value	$ 131,915	$ 132,040
Accumulated Amortization	(58,051)	(16,010)
Finite-Lived Intangible Assets, Net	73,864	116,030
Customer Relationships [Member]
Long-lived Intangible Assets [Abstract]
Gross Carrying Value	94,874	94,874
Accumulated Amortization	(38,700)	(9,017)
Finite-Lived Intangible Assets, Net	$ 56,174	$ 85,857
Weighted Average Useful Life	5 years	5 years
Technology [Member]
Long-lived Intangible Assets [Abstract]
Gross Carrying Value	$ 37,041	$ 37,166
Accumulated Amortization	(19,351)	(6,993)
Finite-Lived Intangible Assets, Net	$ 17,690	$ 30,173
Weighted Average Useful Life	3 years	3 years